Offerings - Offering: 1	Nov. 12, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	350,498,987
Proposed Maximum Offering Price per Unit | $ / shares	1.03
Maximum Aggregate Offering Price	$ 361,013,956.61
Fee Rate	0.0087%
Amount of Registration Fee	$ 31,408.22
Offering Note

1	(1)
The shares of common stock, par value $0.001 per share (the "Common Stock"), will be offered for resale by the selling shareholders pursuant to the prospectus contained in the registration statement to which this exhibit is attached. The registration statement registers the resale of an aggregate of 350,498,987 shares of the Registrant's Common Stock. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such indeterminate number shares of Common Stock as may be issuable upon stock splits, stock dividends, or other distribution, recapitalization or similar events.

(2)
This estimate is made pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share of Common Stock and aggregate offering price are based upon the average of the high and low prices of the Registrant’s Common Stock on November 6, 2026, as reported on the Nasdaq Capital Market.